Trade payables and accrued liabilities	12 Months Ended
Dec. 31, 2019
Trade payables and accrued liabilities
Trade payables and accrued liabilities

7.Trade payables and accrued liabilities

	December 31,	December 31,
	2019	2018
Trade payables	$693,502	$635,622
Due to related parties (Note 17)	275,512	83,331
Accrued liabilities	1,159,212	543,908
	$2,128,226	$1,262,861